Finance leases	12 Months Ended
Oct. 31, 2019
Finance leases [Abstract]
Finance leases
21 Finance leases

	October 31, 2019	October 31, 2018
	$m	$m
Current	11.8	13.6
Non-current	11.7	14.9
	23.5	28.5

Finance lease liabilities – minimum lease payments:

	October 31, 2019	October 31, 2018
	$m	$m
Within one year	13.1	15.1
Between one and five years	12.5	16.0
	25.6	31.1
Future lease charges	(2.1)	(2.6)
	23.5	28.5

The carrying value of computer equipment held under finance leases and hire purchase contracts as at October 31, 2019 was $20.9m (October 31, 2018: $25.9m) (note 12).

Finance lease liabilities – present value of minimum lease payments:

	October 31, 2019	October 31, 2018
	$m	$m
Within one year	11.8	13.6
Between one and three years	10.8	13.3
Between three and five years	0.9	1.6
	23.5	28.5

The Group’s obligations under finance leases are secured by charges over the related leased assets. The weighted average fixed interest rate on the outstanding finance lease liabilities is 7.5% (October 31, 2018: 8.5%).